Summary of Significant Accounting Policies - Forward Purchase Agreement (Details) $ / shares in Units, $ in Thousands	Feb. 08, 2023 shares	Feb. 03, 2023 USD ($) tradingDay consecutiveTradingDay financial_instrument $ / shares shares	Mar. 08, 2022 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 07, 2022 $ / shares	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Shares issued in transaction (in shares) | shares	196,222,737
Sale of stock price (usd per share) | $ / shares								$ 10.00
Purchase price			$ 1,800,000
Trigger share price (usd per share) | $ / shares		$ 3.00
Additional paid-in capital				$ 939,868	$ 936,157	$ 927,641	$ 24,782		$ 21,710
Maturity Date Acceleration, Trading Days | tradingDay		50
Maturity Date Acceleration, Consecutive Trading Days | consecutiveTradingDay		60
Number of Freestanding Financial Instruments | financial_instrument		3
FPA Put Option liability				38,092	26,743	44,593	$ 0
Adjustments
Derivative [Line Items]
Additional paid-in capital					(60,547)	(60,547)
FPA Put Option liability					$ 26,743	$ 44,593
Revision of Prior Period, Adjustment
Derivative [Line Items]
Additional paid-in capital				60,500
Derivative Asset, Noncurrent				60,500
FPA Put Option liability				$ 38,100
Forward Contracts
Derivative [Line Items]
Shares issued in transaction (in shares) | shares		5,916,514
Sale of stock price (usd per share) | $ / shares		$ 10.16
Purchase price		$ 60,096
Derivative term		3 years
Forward Contracts | Maturity Consideration
Derivative [Line Items]
Maturity consideration, amount		$ 5,079
Maturity consideration (in shares) | shares		500,000
Maturity consideration (usd per share) | $ / shares		$ 2.00
Shares to issue (in shares) | shares		7,500,000
Forward Contracts | Fixed Maturity Consideration
Derivative [Line Items]
Shares issued in transaction (in shares) | shares		5,916,513
Maturity consideration, amount		$ 3,167
Maturity consideration (usd per share) | $ / shares		$ 2.00
Shares to issue (in shares) | shares		7,500,000